Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Warrants Purchase Exercise Price Range

The following table summarizes the warrants outstanding on March 31, 2026, and the related prices for the warrants to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$25.00	5,556	1.11	$25.00	5,556	$25.00
$37.50	32,000	0.75	$37.50	32,000	$37.50
	37,556	0.80	$35.65	37,556	$35.65
The following table summarizes the warrants outstanding on December 31, 2025, and the related prices for the warrants to purchase shares of the Company’s common stock:
			Weighted		Weighted
		Weighted	Average		average
		average	Exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
25.00	5,556	1.36	25.00	5,556	25.00
$37.50	32,000	0.99	37.50	32,000	37.50
	37,556	1.05	$35.65	37,556	$35.65

Schedule of Stockholders' Equity Note, Warrants or Rights

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2025	37,556	$35.65
Granted	-	$-
Cancelled	-	$-
Exercised	-	$-
Outstanding at March 31, 2026	37,556	$35.65

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2023	673,208	$30.64
Granted	-	$-
Cancelled	(632,441)	$(29.87)
Outstanding at December 31, 2024	40,767	$35.13
Granted	-	$-
Cancelled	(3,211)	$(29.09)
Exercised	-	$-
Outstanding at December 31, 2025	37,556	$35.65

Schedule of Share-Based Payment Arrangement, Option, Activity

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2023	100,934	$10.05
Granted	-	-
Cancelled/Expired	(100,934)	$10.05
Exercised	-	-
Outstanding at December 31, 2024	-	$-
Granted	-	-
Cancelled/Expired	-
Exercised	-	-
Outstanding at December 31, 2025	-	$-
Options vested and exercisable	-	$-